Segment Reporting - Summary of Segment Reporting (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)
Revenues:
Revenues	$ 33,943.8	₨ 2,481,631.4	₨ 2,594,251.2	₨ 2,993,662.4
Earnings Before Other Income, Interest and Tax	(1,293.8)	(94,589.3)	(34,375.5)	(286,354.5)
Finance costs pertaining to borrowings sourced by vehicle financing segment	(390.0)	(28,514.5)	(30,793.1)	(26,156.5)
Segment results	(1,683.7)	(123,103.8)	(65,168.6)	(312,511.0)
Share of profit/(loss) of equity accounted investees	(51.8)	(3,789.6)	(10,000.0)	2,095.0
Reconciliation to net income/(loss):
Assets written off/loss on sale of assets and others (net)	(42.3)	(3,094.6)	(3,131.9)	(13,186.7)
Other income /(loss) (net)	579.5	42,368.1	16,009.4	35,438.7
Foreign exchange gain/(loss) (net)	250.2	18,293.3	(16,985.4)	(5,824.2)
Interest income	67.4	4,925.3	11,696.9	7,864.6
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)	(715.8)	(52,326.0)	(41,760.0)	(31,429.5)
Income tax expense	(347.6)	(25,410.7)	(3,644.5)	25,425.0
Net income/(loss)	(1,944.1)	(142,138.0)	(112,984.1)	(292,128.1)
Depreciation and amortization	3,141.0	229,638.1	207,632.1	230,197.8
Capital expenditure	2,437.4	178,198.7	302,944.8	342,236.4
Segment assets	35,116.7		2,597,058.6	2,490,134.4	₨ 2,567,384.0
Assets classified as held for sale	30.2		1,944.3	1,622.4	2,208.0
Investment in equity accounted investees	574.6		44,188.9	53,348.8	42,007.9
Segment liabilities	18,841.0		1,236,860.8	1,257,484.9	1,377,463.9
Reconciliation to total liabilities:
Borrowings	18,587.4		1,187,997.1	1,059,910.7	1,358,937.1
Current income tax liabilities	148.6		10,415.8	10,176.4	10,864.4
Deferred income taxes	212.8		19,418.7	14,910.4	15,558.9
Other unallocated financial liabilities	831.8		88,075.0	86,570.1	60,834.3
Total liabilities	38,621.6		2,542,767.4	2,429,052.5	2,823,658.6
Investments	2,793.0		118,895.8	104,358.4	204,194.8
Current and non-currentincome tax assets	255.6		12,962.9	12,089.3	18,686.1
Deferred income taxes	617.9		54,578.6	51,511.1	45,203.5
Other unallocated financial assets	6,334.4		311,173.0	274,055.5	463,110.0
Total assets	45,722.4		3,140,802.1	2,987,119.9	3,342,794.4
External [Member]
Revenues:
Revenues	$ 33,943.8	2,481,631.4	2,594,251.2	2,993,662.4
Others [Member]
Revenues:
Revenues		26,076.2	30,375.9	35,323.7
Earnings Before Other Income, Interest and Tax		2,943.4	3,338.9	4,103.6
Segment results		2,943.4	3,338.9	4,103.6
Share of profit/(loss) of equity accounted investees		250.4		931.8
Reconciliation to net income/(loss):
Depreciation and amortization		966.2	1,039.7	1,617.1
Capital expenditure		(391.6)	(728.3)	664.5
Segment assets			24,402.1	20,037.4	24,775.8
Investment in equity accounted investees			5,655.7	5,915.0	5,911.2
Segment liabilities			7,879.3	5,290.7	15,084.6
Others [Member] | External [Member]
Revenues:
Revenues		16,088.9	17,668.6	21,890.9
Others [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		9,987.3	12,707.3	13,432.8
Inter-segment Eliminations [Member]
Revenues:
Revenues		(9,987.3)	(12,707.3)	(13,432.8)
Earnings Before Other Income, Interest and Tax		667.0	(554.3)	(1,201.8)
Segment results		667.0	(554.3)	(1,201.8)
Reconciliation to net income/(loss):
Depreciation and amortization		(1,261.1)	(694.5)	(357.6)
Segment assets			(13,946.9)	(12,252.5)	(12,698.9)
Segment liabilities			(3,309.8)	(2,520.6)	(2,714.7)
Inter-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		(9,987.3)	(12,707.3)	(13,432.8)
Automotive and related activity [Member]
Revenues:
Revenues		2,465,542.5	2,576,582.6	2,971,771.5
Earnings Before Other Income, Interest and Tax		(98,199.7)	(37,160.1)	(289,256.3)
Finance costs pertaining to borrowings sourced by vehicle financing segment		(28,514.5)	(30,793.1)	(26,156.5)
Segment results		(126,714.2)	(67,953.2)	(315,412.8)
Share of profit/(loss) of equity accounted investees		(4,040.0)	(10,000.0)	1,163.2
Reconciliation to net income/(loss):
Depreciation and amortization		229,933.0	207,286.9	228,938.3
Capital expenditure		178,590.3	303,673.1	341,571.9
Segment assets			2,586,603.4	2,482,349.5	2,555,307.1
Assets classified as held for sale			1,944.3	1,622.4	2,208.0
Investment in equity accounted investees			38,533.2	47,433.8	36,096.7
Segment liabilities			1,232,291.3	1,254,714.8	1,365,094.0
Automotive and related activity [Member] | External [Member]
Revenues:
Revenues		2,465,542.5	2,576,582.6	2,971,771.5
Automotive and related activity [Member] | Tata and other brand vehicles [Member]
Revenues:
Revenues		494,999.9	466,006.6	721,145.9
Earnings Before Other Income, Interest and Tax		(21,120.4)	(56,269.9)	13,403.0
Segment results		(21,120.4)	(56,269.9)	13,403.0
Share of profit/(loss) of equity accounted investees		(406.8)	337.0	416.7
Reconciliation to net income/(loss):
Depreciation and amortization		38,012.5	34,330.1	31,314.4
Capital expenditure		21,031.4	48,806.6	50,196.0
Segment assets			415,858.7	428,820.7	404,541.8
Assets classified as held for sale			1,944.3	1,622.4	2,208.0
Investment in equity accounted investees			4,689.6	4,225.5	4,271.4
Segment liabilities			193,722.0	211,316.5	250,823.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Unallocable [Member]
Revenues:
Revenues		156.3
Earnings Before Other Income, Interest and Tax		(4,042.2)	(3,794.0)	(4,761.8)
Segment results		(4,042.2)	(3,794.0)	(4,761.8)
Share of profit/(loss) of equity accounted investees		(406.8)	337.0	416.7
Reconciliation to net income/(loss):
Depreciation and amortization		1,574.9	1,630.5	1,524.3
Capital expenditure		(792.6)	4,263.9	763.5
Segment assets			34,693.7	15,037.0	19,413.9
Assets classified as held for sale			1,944.3		2,208.0
Investment in equity accounted investees			4,689.6	4,225.5	4,271.4
Segment liabilities			14,568.4	17,521.3	11,061.6
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		329,655.3	362,125.1	579,496.9
Earnings Before Other Income, Interest and Tax		(6,058.8)	(7,642.8)	34,007.1
Segment results		(6,058.8)	(7,642.8)	34,007.1
Reconciliation to net income/(loss):
Depreciation and amortization		16,462.1	15,971.5	16,164.1
Capital expenditure		11,805.6	23,283.3	20,100.8
Segment assets			228,208.5	237,225.5	239,776.8
Assets classified as held for sale				1,622.4
Segment liabilities			129,613.0	157,447.7	179,652.4
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		165,188.4	103,881.5	141,649.0
Earnings Before Other Income, Interest and Tax		(11,019.4)	(44,833.1)	(15,842.3)
Segment results		(11,019.4)	(44,833.1)	(15,842.3)
Reconciliation to net income/(loss):
Depreciation and amortization		9,975.5	16,728.1	13,626.0
Capital expenditure		10,018.4	21,259.4	29,331.7
Segment assets			152,956.5	176,558.2	145,351.1
Segment liabilities			49,540.6	36,347.5	60,109.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member]
Revenues:
Revenues		497,123.9	466,006.6	721,119.1
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Unallocable [Member]
Revenues:
Revenues		156.3
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		331,779.3	362,125.1	579,496.9
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | External [Member] | Passenger Vehicle [Member]
Revenues:
Revenues		165,188.4	103,881.5	141,622.2
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		(2,124.0)		26.8
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member] | Commercial Vehicle [Member]
Revenues:
Revenues		(2,124.0)
Automotive and related activity [Member] | Tata and other brand vehicles [Member] | Inter-segment/intra-segment [Member] | Passenger Vehicle [Member]
Revenues:
Revenues				26.8
Automotive and related activity [Member] | Vehicle Financing [Member]
Revenues:
Revenues		43,926.0	40,255.1	35,125.0
Earnings Before Other Income, Interest and Tax		26,961.7	25,766.4	21,153.3
Finance costs pertaining to borrowings sourced by vehicle financing segment		(28,514.5)	(30,793.1)	(26,156.5)
Segment results		(1,552.8)	(5,026.7)	(5,003.2)
Share of profit/(loss) of equity accounted investees				(7.2)
Reconciliation to net income/(loss):
Depreciation and amortization		613.6	509.5	186.5
Capital expenditure		284.4	1,095.7	719.6
Segment assets			335,876.4	382,615.8	395,655.5
Investment in equity accounted investees				26.6
Segment liabilities			5,284.9	7,114.3	8,373.2
Automotive and related activity [Member] | Vehicle Financing [Member] | External [Member]
Revenues:
Revenues		41,801.9	40,255.1	33,995.5
Automotive and related activity [Member] | Vehicle Financing [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues		2,124.0		1,129.5
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member]
Revenues:
Revenues		1,926,616.6	2,070,320.9	2,216,656.9
Earnings Before Other Income, Interest and Tax		(104,041.0)	(6,656.6)	(323,812.6)
Segment results		(104,041.0)	(6,656.6)	(323,812.6)
Share of profit/(loss) of equity accounted investees		(3,633.2)	(10,337.0)	753.7
Reconciliation to net income/(loss):
Depreciation and amortization		191,306.9	172,447.3	197,437.4
Capital expenditure		157,274.5	253,770.8	290,656.3
Segment assets			1,834,868.3	1,670,913.0	1,755,109.8
Investment in equity accounted investees			33,843.6	43,181.7	31,825.3
Segment liabilities			1,033,284.4	1,039,660.5	₨ 1,105,896.9
Automotive and related activity [Member] | Jaguar Land Rover vehicles [Member] | External [Member]
Revenues:
Revenues		₨ 1,926,616.6	₨ 2,070,320.9	2,216,656.9
Automotive and related activity [Member] | Intra-segment Eliminations [Member]
Revenues:
Revenues				(1,156.3)
Reconciliation to net income/(loss):
Segment liabilities				(3,376.5)
Automotive and related activity [Member] | Intra-segment Eliminations [Member] | Inter-segment/intra-segment [Member]
Revenues:
Revenues				₨ (1,156.3)